Exploration and Evaluation Costs - Exploration and Evaluation Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	$ 23,623,000,000
Expensed exploration expenditures previously capitalized	594,000,000	$ 355,000,000
Property, plant and equipment, ending balance	13,496,000,000	23,623,000,000
Write-down of Exploration		331
Operating Segments, Offshore [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-down of Exploration	439
Lloydminster Heavy Oil Value Chain [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-down of Exploration	150
Tangible exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	643,000,000	997,000,000
Transfers to right-of-use assets(1) (note 10)	1,000,000	46,000,000
Transfers to property, plant and equipment (note 9)	(3,000,000)	(44,000,000)
Expensed exploration expenditures previously capitalized	(594,000,000)	(355,000,000)
Exchange adjustments	(1,000,000)	(1,000,000)
Property, plant and equipment, ending balance	$ 46,000,000	$ 643,000,000